Quarterly Financial Information - Schedule of Balance Sheet (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Feb. 23, 2021	Dec. 31, 2020	Sep. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	0.0001	$ 0.0001	0.0001	0.0001
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001